Benefit Plans, Estimated Benefit Payments for the Next Five Years (FY) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Benefits [Member] | U.S. Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2017	$ 4,580
2018	4,814
2019	4,800
2020	4,565
2021	4,803
Aggregate 2022-2026	21,124
Expected future employer contributions, next fiscal year	100
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2017	8,391
2018	8,157
2019	9,287
2020	10,247
2021	10,443
Aggregate 2022-2026	60,655
Expected future employer contributions, next fiscal year	5,800
Other Postretirement Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2017	260
2018	254
2019	248
2020	242
2021	235
Aggregate 2022-2026	$ 1,080